SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES ASSUMED IN MERGER (Details) - Merger [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accrued tax payable	$ 45,008
Other current liabilities assumed in Merger	250,000
Accrued liabilities and other current liabilities assumed in Merger	$ 295,008